Stock Option Plan and Stock-Based Compensation (Details 4) - Successor [Member] - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Goodwill [Line Items]
Stock-based compensation	$ 102	$ 55	$ 57	$ 322	$ 1,080
Research and Development Expense [Member]
Goodwill [Line Items]
Stock-based compensation	4			7
Selling and Marketing Expense [Member]
Goodwill [Line Items]
Stock-based compensation	16			48
General and Administrative Expense [Member]
Goodwill [Line Items]
Stock-based compensation	$ 82	$ 55	$ 57	267
Restricted Stock Units (RSUs) [Member]
Goodwill [Line Items]
Stock-based compensation				1,114	$ 686
Restricted Stock Units (RSUs) [Member] | Research and Development Expense [Member]
Goodwill [Line Items]
Stock-based compensation				404
Restricted Stock Units (RSUs) [Member] | Selling and Marketing Expense [Member]
Goodwill [Line Items]
Stock-based compensation				206
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Goodwill [Line Items]
Stock-based compensation				$ 504